CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION (Parenthetical) - ₪ / shares	Jun. 30, 2023	Dec. 31, 2022
Statement of financial position [abstract]
Ordinary shares, par value	₪ 0.02	₪ 0.02
Ordinary shares, authorized shares	150,000,000	150,000,000
Ordinary shares, issued shares	41,724,467	41,260,439
Ordinary shares, outstanding shares	41,724,467	41,260,439